Share-Based Payments (Details) $ / shares in Units, $ in Thousands			2 Months Ended	5 Months Ended	6 Months Ended
	Jun. 08, 2023 USD ($) shares	Jun. 18, 2021 shares	Jun. 07, 2023 $ / shares shares	Jun. 07, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Share-Based Payments (Details) [Line Items]
Unrecognizes share based compensation (in Dollars) | $					$ 4,605	$ 9,312
Additional received shares		34,500,000
OpCo [Member]
Share-Based Payments (Details) [Line Items]
Vesting profits amount	30,000
Compensation cost (in Dollars) | $	$ 1,624
Unvested profits amount					30,000
Class A Common Stock [Member] | OpCo [Member]
Share-Based Payments (Details) [Line Items]
Additional received shares	451,356
Corresponding number of shares					324,625
Class A Common Stock [Member] | Omnibus Incentive Plan [Member]
Share-Based Payments (Details) [Line Items]
Total quantity of shares percentage					0.09
Combined shares percentage					0.05
Class B Common Stock [Member] | OpCo [Member]
Share-Based Payments (Details) [Line Items]
Additional received shares	451,356
Corresponding number of shares					324,625
Baker Hughes Energy Services LLC [Member]
Share-Based Payments (Details) [Line Items]
Total loss amount (in Dollars) | $	$ 17,500
Incurred inception (in Dollars) | $	$ 1,365
Baker Hughes Energy Services LLC [Member] | Joint Development Agreements [Member]
Share-Based Payments (Details) [Line Items]
Additional received shares	47,000
Issued payment cost			9,210
Interest value (in Dollars per share) | $ / shares			$ 168.75
Stock issued during period, (in Dollars) | $				$ 2,106
Baker Hughes Energy Services LLC [Member] | Class A Common Stock [Member]
Share-Based Payments (Details) [Line Items]
Interest converted shares	1,500,265
Baker Hughes Energy Services LLC [Member] | Class A Common Stock [Member] | Joint Development Agreements [Member]
Share-Based Payments (Details) [Line Items]
Comprised shares				318,607
Baker Hughes Energy Services LLC [Member] | Class B Common Stock [Member]
Share-Based Payments (Details) [Line Items]
Interest converted shares	1,500,265
Baker Hughes Energy Services LLC [Member] | Class B Common Stock [Member] | Joint Development Agreements [Member]
Share-Based Payments (Details) [Line Items]
Comprised shares				318,607